As filed with the Securities and Exchange Commission on January 15, 2008

Securities Act File No. 333-05173

Investment Company Act File No. 811-07651

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 32 and/or	☒

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 33 (Check appropriate box or boxes)	☒

ING VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☐ On January (date) pursuant to paragraph (a)(1)
☒ On January 23, 2008 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph(a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A for ING Variable Portfolios, Inc. (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 30 from January 16, 2008 to January 23, 2008 for the Registrant’s ING WisdomTreesm Global High-Yielding Equity Index Portfolio. This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 30 which was filed with the Securities and Exchange Commission on November 2, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No.32 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 15th day of January, 2008.

ING VARIABLE PORTFOLIOS, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Shaun P. Mathews *	President, Chief Executive Officer and Director	January 15, 2008

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	January 15, 2008

Albert E. DePrince Jr.*	Director	January 15, 2008

Maria T. Fighetti*	Director	January 15, 2008

Russell Jones*	Director	January 15, 2008

Sidney Koch*	Director	January 15, 2008

Frederic Nelson III*	Director	January 15, 2008

Corine T. Norgaard*	Director	January 15, 2008

Joseph E. Obermeyer*	Director	January 15, 2008

Edward O’Dell*	Director	January 15, 2008

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Director were filed as an exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2007.